Post-retirement benefits - Summary of total expense recognised in the income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	$ (125)	$ (165)	$ (155)
Past service (cost)/income	0	(36)	4
Curtailment gains	0	2	1
Settlement gains	51	5	1
Net interest on net defined benefit liability	(58)	(79)	(79)
Non-investment expenses paid from the plans	(14)	(15)	(17)
Total defined benefit expense	(146)	(288)	(245)
Current employer service cost for defined contribution and industry-wide plans	(238)	(244)	(255)
Total expense recognised in the income statement	(384)	$ (532)	$ (500)
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(119)
Past service (cost)/income	0
Curtailment gains	0
Settlement gains	51
Net interest on net defined benefit liability	(22)
Non-investment expenses paid from the plans	(14)
Total defined benefit expense	(104)
Current employer service cost for defined contribution and industry-wide plans	(235)
Total expense recognised in the income statement	(339)
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(6)
Past service (cost)/income	0
Net interest on net defined benefit liability	(36)
Total defined benefit expense	(42)
Current employer service cost for defined contribution and industry-wide plans	(3)
Total expense recognised in the income statement	$ (45)